Segment reporting	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment reporting
6	Segment reporting

(a)	Business segments
The Group has two reportable operating segments “airline transportation operations” and “other segments”, according to internal organization structure, managerial needs and internal reporting system. “Airline transportation operations” comprises the Group’s passenger and cargo and mail operations. “Other segments” includes hotel and tour operation, air catering services, ground services, cargo handling and other miscellaneous services.
For the purposes of assessing segment performance and allocating resources between segments, the Group’s chief operating decision maker (“CODM”) monitors the results, assets and liabilities attributable to each reportable segment based on financial results prepared under the People’s Republic of China Accounting Standards for Business Enterprises (“PRC GAAP”). As such, the amount of each material reconciling item from the Group’s reportable segment (loss)/profit before taxation, assets and liabilities, which arises from different accounting policies, are set out in Note 6(c).
Inter-segment sales and transfers are transacted with reference to the selling prices used for sales made to third parties at the then prevailing market prices.
Information regarding the Group’s reportable segments as provided to the Group’s CODM for the purposes of resource allocation and assessment of segment performance is set out below.

The segment results of the Group for the year ended December 31, 2020 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,856	1,727	(1,483)	—	3,100
Over time	89,196	2,448	(2,183)	—	89,461

Revenue from external customers	91,722	839	—	—	92,561
Inter-segment sales	330	3,336	(3,666)	—	—

Reportable segment revenue	92,052	4,175	(3,666)	—	92,561

Reportable segment loss before taxation	(14,727)	(112)	1	(348)	(15,186)

Reportable segment loss after taxation	(11,388)	(61)	1	(372)	(11,820)

Other segment information
Income tax	(3,339)	(51)	—	24	(3,366)
Interest income	328	26	(32)	—	322
Interest expense	6,739	11	(34)	—	6,716
Depreciation and amortization	24,438	143	—	—	24,581
Impairment loss	4,015	2	—	—	4,017
Credit losses	153	11	—	—	164
Share of associates’ results	—	—	—	(776)	(776)
Share of joint ventures’ results	—	—	—	309	309
Change in fair value of financial assets / liabilities	—	—	—	53	53
Non-current assets additions during the year #	24,039	547	(49)	—	24,537

The segment results of the Group for the year ended December 31, 2019 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,996	2,747	(2,401)	—	3,342
Over time	149,799	2,785	(1,604)	—	150,980

Revenue from external customers	152,591	1,731	—	—	154,322
Inter-segment sales	204	3,801	(4,005)	—	—

Reportable segment revenue	152,795	5,532	(4,005)	—	154,322

Reportable segment profit before taxation	3,020	558	2	490	4,070

Reportable segment profit after taxation	2,224	446	2	423	3,095

Other segment information
Income tax	796	112	—	67	975
Interest income	64	41	(31)	—	74
Interest expense	5,833	43	(31)	—	5,845
Depreciation and amortization	24,256	354	—	—	24,610
Impairment loss	38	—	—	—	38
Credit losses	11	2	—	—	13
Share of associates’ results	—	—	—	(178)	(178)
Share of joint ventures’ results	—	—	—	365	365
Remeasurement of the originally held equity interests in a joint venture	—	—	—	13	13
Change in fair value of financial assets / liabilities	—	—	—	265	265
Non-current assets additions during the year #	44,851	739	—	—	45,590

The segment results of the Group for the year ended December 31, 2018 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,532	1,975	(1,596)	—	2,911
Over time	139,671	3,822	(2,781)	—	140,712

Revenue from external customers	141,968	1,655	—	—	143,623
Inter-segment sales	235	4,142	(4,377)	—	—

Reportable segment revenue	142,203	5,797	(4,377)	—	143,623

Reportable segment profit before taxation	3,448	604	(60)	495	4,487

Reportable segment profit after taxation	2,567	457	(60)	492	3,456

Other segment information
Income tax	881	147	—	3	1,031
Interest income	107	18	—	—	125
Interest expense	3,054	148	—	—	3,202
Depreciation and amortization	14,084	282	—	—	14,366
Impairment loss	12	—	—	—	12
Credit loss	2	1	—	—	3
Share of associates’ results	—	—	—	263	263
Share of joint ventures’ results	—	—	—	200	200
Fair value movement of financial instruments	—	—	—	12	12
Non-current assets additions during the year #	37,155	406	—	—	37,561

The segment assets and liabilities of the Group as at December 31, 2020 and December 31, 2019 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
As at December 31, 2020
Reportable segment assets	317,741	6,019	(4,209)	6,564	326,115
Reportable segment liabilities	239,968	2,237	(4,154)	3,201	241,252

As at December 31, 2019
Reportable segment assets	295,439	7,048	(3,662)	7,821	306,646
Reportable segment liabilities	230,738	2,458	(3,604)	—	229,592

*
Unallocated assets primarily include interest in associates and joint ventures, derivative financial assets and equity securities. Unallocated liabilities primarily include derivative financial liabilities. Unallocated results primarily include the share of results of associates and joint ventures, dividend income from equity securities, and the fair value movement of financial instruments recognized through profit or loss.

#
The additions of
non-current
assets do not include interest in associates and joint ventures, other equity instrument investments, other non-current
financial assets, derivative financial assets and deferred tax assets.

(b)	Geographical information
The Group’s business segments operate in three main geographical areas, even though they are managed on a worldwide basis.
The Group’s revenue by geographical segment are analyzed based on the following criteria:

(1)
Traffic revenue from services of both origin and destination within the PRC (excluding Hong Kong Special Administrative Region, Macau Special Administrative Region and Taiwan (“Hong Kong, Macau and Taiwan”)), is classified as domestic revenue. Traffic revenue with origin and destination among PRC, Hong Kong, Macau and Taiwan is classified as Hong Kong, Macau and Taiwan revenue; while that with origin from or destination to other overseas markets is classified as international revenue.

(2)
Revenue from commission income, hotel and tour operation, air catering services, ground services, cargo handling and other miscellaneous services are classified on the basis of where the services are performed.

	2020	2019	2018
	RMB million	RMB million	RMB million
Domestic	65,137	110,112	103,287
International	27,090	41,651	37,773
Hong Kong, Macau and Taiwan	334	2,559	2,563

	92,561	154,322	143,623

The major revenue earning asset of the Group is its aircraft fleet which is registered in the PRC and is deployed across its worldwide route network. Majority of the Group’s other assets are located in the PRC. CODM considers that there is no suitable basis for allocating such assets and related liabilities to geographical locations. Accordingly, geographical segment assets and liabilities are not disclosed.

(c)	Reconciliation of reportable segment (loss)/profit before income tax, assets and liabilities to the consolidated figures as reported in the consolidated financial statements

		2020	2019	2018
	Note	RMB million	RMB million	RMB million
(Loss)/profit before income tax
Reportable segment (loss)/profit before taxation	6(a)	(15,186)	4,070	4,487

Capitalization of exchange difference of specific loans	(i)	(9)	(16)	(124)
Government grants	(ii)	—	1	1

Consolidated (loss)/profit before income tax		(15,195)	4,055	4,364

		2020	2019
	Note	RMB million	RMB million
Assets
Reportable segment assets	6(a)	326,115	306,646
Capitalization of exchange difference of specific loans	(i)	47	56
Government grants	(ii)	(6)	(6)
Adjustments arising from business combinations under common control	(iii)	237	237
Others		(10)	(5)

Consolidated total assets		326,383	306,928

		2020	2019
	Note	RMB million	RMB million
Liabilities
Reportable segment liabilities	6(a)	241,252	229,592
Others		—	7

Consolidated total liabilities		241,252	229,599

Notes:

(i)
In accordance with the PRC GAAP, exchange difference arising on translation of specific loans and related interest denominated in a foreign currency is capitalized as part of the cost of qualifying assets. Under IFRSs, such exchange difference is recognized in income statement unless the exchange difference represents an adjustment to interest.

(ii)
In accordance with the PRC GAAP, assets related government grants (other than special funds) are deducted from the cost of the related assets. Special funds granted by the government and clearly defined in the approval documents as part of “capital reserve” are accounted for as increase in capital reserve. Under IFRSs, assets related government grants are deducted to the cost of the related assets. The difference is resulted from government grants received in previous years and are recognized in capital reserve under PRC GAAP.

(iii)
In accordance with the PRC GAAP, the Company accounts for the business combination under common control by applying the pooling-of-interest
method. Under the
pooling-of-interest
method, the difference between the historical carrying amount of the acquiree and the consideration paid is accounted for as an equity transaction. Business combinations under common control are accounted for as if the acquisition had occurred at the beginning of the earliest comparative year presented or, if later, at the date that common control was established; for this purpose, relevant comparative figures are restated under PRC GAAP. Under IFRSs, the Company adopts the purchase accounting method for acquisition of business under common control.